Net (recoveries) charges related to Ukraine Conflict - Narrative (Details) $ in Thousands	12 Months Ended				46 Months Ended
	Dec. 31, 2025 USD ($) engine airline aircraft	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 USD ($) engine airline aircraft
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	$ (1,490,431)	$ (194,750)	$ (1,287,972)	$ 2,700,000
C&P Policy
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	(973,000)
Net recoveries of flight equipment
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	(2,000)	$ (23,000)	$ (15,000)	$ 3,200,000
Insurance Proceeds, Interest Received
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	(234,000)
Insurance Proceeds
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	$ (280,000)
Russian Federation
Unusual or Infrequent Item, or Both [Line Items]
Number of airlines | airline	4				4
Number of aircraft on lease | aircraft	16				16
Number of engines on lease | engine	1				1
Ukraine
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict					$ (3,000,000)